Schedule of Anti-dilutive Securities Excluded From Computation of Earnings Per Share (Details) - shares shares in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of earnings per share			403,628	403,628
Common Stock Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of earnings per share	459,856	459,856	459,856	217,477
Common Stock Options and Restricted Stock Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of earnings per share	82,719	55,620	104,127	39,241
Unit Purchase Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of earnings per share	20,182	20,182	20,182	20,182